Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2021	June 30, 2020
Furniture and fixtures	$108,409	$71,778
Vehicle	3,044	2,825
Leasehold improvement	238,537	203,751
Office equipment	208,913	174,253
Subtotal	558,903	452,607
Less: accumulated depreciation	256,964	161,576
Total	$301,939	$291,031

	June 30, 2020	June 30, 2019
Furniture and fixtures	$71,778	$83,437
Vehicle	2,825	2,913
Leasehold improvement	203,751	-
Office equipment	174,253	54,641
Subtotal	452,607	140,991
Less: accumulated depreciation	161,576	99,875
Total	$291,031	$41,116